Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 984,345	¥ 980,000	¥ 912,684
Foreign exchange gains (losses)—net	[1]	189,526	91,611	89,267
Trading account gains (losses)—net		(603,910)	(491,947)	120,596
Investment gains (losses)—net:
Debt securities		5,167	(14,777)	(22,032)
Equity securities		135,601	(60,563)	850,567
Equity in earnings (losses) of equity method investees—net	[2]	(26,999)	34,587	31,027
Gains on disposal of premises and equipment		4,920	9,943	7,125
Other noninterest income	[3],[4]	199,453	120,936	52,086
Total noninterest income		888,103	669,790	2,041,320
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[2]	4,920	9,943	7,125
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[2]	189,526	91,611	89,267
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[3]	(603,910)	(491,947)	120,596
Debt securities
Investment gains (losses)—net:
Debt securities	[2]	5,167	(14,777)	(22,032)
Equity securities
Investment gains (losses)—net:
Equity securities	[2]	135,601	(60,563)	850,567
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	190,026	184,014	170,216
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	15,540	15,358	15,162
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[3],[6]	193,838	162,953	158,921
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	104,201	103,979	109,111
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	109,358	122,014	104,753
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	130,576	141,365	122,215
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	36,529	36,899	31,331
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2]	41,150	35,296	31,665
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[5]	163,127	178,122	169,310
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 984,345	¥ 980,000	¥ 912,684

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments. Amounts on derivative instruments include gains and losses on forward foreign exchange contracts and currency options. Amounts on nonderivative instruments include translation gains and losses related to foreign currency-denominated debt securities reported as Trading securities.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[3]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[4]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 26 “Fair value” for further details.
[5]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[6]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.